Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Remuneration and benefits to employees	$ (260,863)	$ (227,620)	$ (208,697)
Amortization expense	(160)	(219)	(184)
Operating leases	(75,395)	(80,160)	(71,548)
Insurance expense	(9,816)	(10,255)	(12,033)
Contractors	(78,825)	(72,348)	(66,051)
Total	(118,126)	(101,171)	(88,436)
Administrative expenses [Member]
Remuneration and benefits to employees	(63,880)	(51,761)	(47,192)
Marketing costs	(3,078)	(2,539)	(1,535)
Amortization expense	(15)	(8)	(6)
Entertainment Expenses	(4,805)	(4,781)	(4,022)
Advisory services	(12,848)	(14,348)	(16,474)
Operating leases	(4,556)	(4,097)	(4,236)
Insurance expense	(1,758)	(1,767)	(1,732)
Office Expenses	(8,165)	(5,357)	(5,182)
Contractors	(5,730)	(4,805)	(4,329)
Other expenses, by nature	(13,291)	(11,708)	(3,728)
Total	$ (118,126)	$ (101,171)	$ (88,436)